Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis
As of December 31, 2024 and 2025, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measured as of December 31,
Description	2025	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	5,320,022	5,320,022	—	—
Short-term investment	124,713	23,305	101,408	—
Available-for-sale investment	664,345	—	664,345	—
Total	6,109,080	5,343,327	765,753	—

	Fair Value Measured as of December 31,
Description	2024	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	4,122,659	4,122,659	—	—

Total	4,122,659	4,122,659	—	—